SCHEDULE OF LOSS PER SHARE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 $ / shares
Profit or loss [abstract]
Net loss for the year | $	$ (57,773)		$ (16,020)
Weighted average number of shares outstanding - basic and diluted | shares	32,662,594		28,881,800
Net loss per share - basic and diluted | $ / shares		$ (1.77)		$ (0.55)